Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 15	$ 17	$ 12
Interest cost	11	14	11
Fair value of plan assets at end of year	195
Accumulated Other Comprehensive Income (Loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	91	42
Net actuarial loss (gain)	9	54
Exchange rate differences	13	(5)
Total AOCI at end of year	113	91	42
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	564	561
Service cost	15	17
Interest cost	11	14
Actuarial (gains) and losses	15	53
Curtailments and settlements	(1)	(15)
Benefits paid	(22)	(21)
Pension liabilities held-for-sale		(28)
Exchange rate differences	69	(17)
Projected benefit obligation at end of year	651	564	561
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	172	190
Actual return on plan assets	8	3
Employer contributions	18	21
Curtailments and settlements	(1)	(15)
Benefits paid	(21)	(21)
Pension assets held-for-sale		(2)
Exchange rate differences	19	(4)
Fair value of plan assets at end of year	195	172	$ 190
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(456)	(392)
Classification of Funded Status [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension cost within other non-current assets	0	0
Accrued pension cost within other non-current liabilities	(443)	(380)
Accrued pension cost within accrued liabilities	(13)	(12)
Funded status	(456)	(392)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	613	524
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets, Funded plans	190	171
Accumulated benefit obligations, Funded plans	375	327
Projected benefit obligations, Funded plans	401	357
Accumulated benefit obligations, Unfunded plans	233	195
Projected benefit obligations, Unfunded plans	$ 243	$ 204